Note 12 - Long term debt (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Holder	Date issued	Interest rate	Amount due December 31, 2018
Ascentium Capital	10-1-18	13%	$14,285
Fredrick Donze	9-2-18	6%	6,283
Charles O’Dowd (officer)	8-9-18	6%	5,731
Total long term debt			26,298
Less Current portion			7,628
Total long-term debt			$18,670